Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–77.52%
Advertising–0.09%
Omnicom Group, Inc.	965	$101,151
Trade Desk, Inc. (The), Class A(b)	627	80,601
		181,752
Aerospace & Defense–1.85%
Boeing Co. (The)(b)(c)	706	109,741
General Dynamics Corp.	1,159	329,168
General Electric Co.	4,208	766,529
L3Harris Technologies, Inc.	691	170,159
Lockheed Martin Corp.	1,256	664,939
Northrop Grumman Corp.	521	255,108
RTX Corp.	8,932	1,088,185
TransDigm Group, Inc.	181	226,787
		3,610,616
Agricultural & Farm Machinery–0.26%
Deere & Co.(c)	1,092	508,763
Agricultural Products & Services–0.12%
Archer-Daniels-Midland Co.	4,250	232,050
Air Freight & Logistics–0.26%
FedEx Corp.	967	292,682
United Parcel Service, Inc., Class B(c)	1,607	218,102
		510,784
Apparel Retail–0.21%
Ross Stores, Inc.	549	85,024
TJX Cos., Inc. (The)	2,515	316,110
		401,134
Apparel, Accessories & Luxury Goods–0.04%
lululemon athletica, inc.(b)	263	84,334
Application Software–1.77%
Adobe, Inc.(b)	914	471,560
ANSYS, Inc.(b)	83	29,141
Autodesk, Inc.(b)	364	106,251
Cadence Design Systems, Inc.(b)	735	225,505
Datadog, Inc., Class A(b)	808	123,422
Fair Isaac Corp.(b)	78	185,252
HubSpot, Inc.(b)	115	82,921
Intuit, Inc.	607	389,530
Palantir Technologies, Inc., Class A(b)(c)	4,047	271,473
Roper Technologies, Inc.	670	379,515
Salesforce, Inc.	2,791	921,002
Synopsys, Inc.(b)	234	130,687
Workday, Inc., Class A(b)	535	133,745
		3,450,004
Asset Management & Custody Banks–0.75%
Ameriprise Financial, Inc.	285	163,581
Bank of New York Mellon Corp. (The)	1,961	160,547
BlackRock, Inc.	236	241,381
Blackstone, Inc., Class A	2,089	399,187
Shares		Value
Asset Management & Custody Banks–(continued)
KKR & Co., Inc., Class A	1,976	$321,831
Northern Trust Corp.	194	21,565
State Street Corp.	998	98,313
T. Rowe Price Group, Inc.	476	58,948
		1,465,353
Automobile Manufacturers–1.04%
Ford Motor Co.	22,834	254,142
General Motors Co.	15,379	854,919
Tesla, Inc.(b)	2,693	929,516
		2,038,577
Automotive Parts & Equipment–0.03%
Aptiv PLC(b)	1,137	63,138
Automotive Retail–0.28%
AutoZone, Inc.(b)	76	240,885
O’Reilly Automotive, Inc.(b)	248	308,319
		549,204
Biotechnology–1.48%
AbbVie, Inc.	6,121	1,119,715
Amgen, Inc.(c)	1,364	385,835
Biogen, Inc.(b)	375	60,236
BioNTech SE, ADR (Germany)(b)	1,198	141,831
Gilead Sciences, Inc.	5,482	507,524
Moderna, Inc.(b)	324	13,951
Regeneron Pharmaceuticals, Inc.(b)	310	232,568
Vertex Pharmaceuticals, Inc.(b)	904	423,189
		2,884,849
Broadline Retail–2.53%
Amazon.com, Inc.(b)	21,545	4,478,990
Coupang, Inc. (South Korea)(b)	2,153	54,600
eBay, Inc.	2,591	163,985
MercadoLibre, Inc. (Brazil)(b)	125	248,146
		4,945,721
Building Products–0.25%
Carrier Global Corp.	807	62,437
Johnson Controls International PLC	1,365	114,469
Trane Technologies PLC	750	312,165
		489,071
Cable & Satellite–0.68%
Charter Communications, Inc., Class A(b)	732	290,578
Comcast Corp., Class A	23,908	1,032,587
		1,323,165
Cargo Ground Transportation–0.05%
Old Dominion Freight Line, Inc.	427	96,135
Casinos & Gaming–0.07%
Las Vegas Sands Corp.(c)	2,550	135,303
Commodity Chemicals–0.11%
Dow, Inc.	2,865	126,662
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–(continued)
LyondellBasell Industries N.V., Class A	1,124	$93,674
		220,336
Communications Equipment–1.14%
Arista Networks, Inc.(b)	479	194,388
Cisco Systems, Inc.	26,392	1,562,670
Motorola Solutions, Inc.	924	461,723
		2,218,781
Construction & Engineering–0.05%
Quanta Services, Inc.	257	88,542
Construction Machinery & Heavy Transportation Equipment– 0.76%
Caterpillar, Inc.	2,263	919,027
Cummins, Inc.	665	249,401
PACCAR, Inc.	2,741	320,697
		1,489,125
Construction Materials–0.11%
Martin Marietta Materials, Inc.	191	114,600
Vulcan Materials Co.	328	94,507
		209,107
Consumer Electronics–0.11%
Garmin Ltd.	979	208,135
Consumer Finance–0.65%
American Express Co.	2,558	779,371
Capital One Financial Corp.	1,778	341,394
Discover Financial Services	842	153,606
		1,274,371
Consumer Staples Merchandise Retail–1.49%
Costco Wholesale Corp.	1,300	1,263,444
Dollar General Corp.(c)	514	39,717
Dollar Tree, Inc.(b)(c)	416	29,648
Target Corp.(c)	1,770	234,189
Walmart, Inc.	14,429	1,334,682
		2,901,680
Copper–0.11%
Freeport-McMoRan, Inc.	4,144	183,165
Southern Copper Corp. (Mexico)(c)	289	29,001
		212,166
Data Center REITs–0.13%
Digital Realty Trust, Inc.	526	102,933
Equinix, Inc.	163	159,981
		262,914
Distillers & Vintners–0.06%
Brown-Forman Corp., Class B(c)	333	14,013
Constellation Brands, Inc., Class A	452	108,909
		122,922
Distributors–0.03%
Genuine Parts Co.	528	66,913
Diversified Banks–3.31%
Bank of America Corp.	26,770	1,271,843
Citigroup, Inc.	9,378	664,619
Shares		Value
Diversified Banks–(continued)
Fifth Third Bancorp	2,324	$111,691
JPMorgan Chase & Co.	10,480	2,617,066
NU Holdings Ltd., Class A (Brazil)(b)	9,965	124,861
PNC Financial Services Group, Inc. (The)	1,185	254,443
U.S. Bancorp	3,416	182,039
Wells Fargo & Co.	16,298	1,241,419
		6,467,981
Diversified Financial Services–0.08%
Apollo Global Management, Inc.	930	162,778
Diversified Support Services–0.22%
Cintas Corp.	1,496	337,782
Copart, Inc.(b)	1,356	85,957
		423,739
Electric Utilities–1.46%
American Electric Power Co., Inc.	2,109	210,605
Constellation Energy Corp.	1,578	404,852
Duke Energy Corp.	4,731	553,764
Edison International	1,385	121,534
Entergy Corp.	1,159	181,001
Eversource Energy	1,619	104,409
Exelon Corp.	5,002	197,879
FirstEnergy Corp.	1,869	79,526
NextEra Energy, Inc.	3,587	282,189
PG&E Corp.	5,472	118,359
PPL Corp.	3,287	114,815
Southern Co. (The)(c)	2,981	265,696
Xcel Energy, Inc.(c)	2,962	214,923
		2,849,552
Electrical Components & Equipment–0.64%
AMETEK, Inc.	902	175,331
Eaton Corp. PLC	1,275	478,660
Emerson Electric Co.	930	123,318
Rockwell Automation, Inc.	211	62,275
Vertiv Holdings Co., Class A	3,187	406,661
		1,246,245
Electronic Components–0.30%
Amphenol Corp., Class A	5,740	417,011
Corning, Inc.	3,607	175,553
		592,564
Electronic Equipment & Instruments–0.03%
Keysight Technologies, Inc.(b)	381	65,090
Electronic Manufacturing Services–0.09%
TE Connectivity PLC (Switzerland)	1,200	181,344
Environmental & Facilities Services–0.45%
Republic Services, Inc.	932	203,456
Waste Connections, Inc.	983	189,198
Waste Management, Inc.	2,106	480,631
		873,285
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	2,665	165,870
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Financial Exchanges & Data–0.65%
CME Group, Inc., Class A	1,392	$331,296
Coinbase Global, Inc., Class A(b)	852	252,362
Intercontinental Exchange, Inc.	1,432	230,495
Moody’s Corp.	296	147,994
MSCI, Inc.	135	82,300
Nasdaq, Inc.	876	72,699
S&P Global, Inc.	301	157,276
		1,274,422
Food Distributors–0.06%
Sysco Corp.	1,551	119,598
Food Retail–0.11%
Kroger Co. (The)	3,543	216,406
Footwear–0.05%
NIKE, Inc., Class B	1,152	90,743
Gold–0.02%
Newmont Corp.	1,106	46,386
Health Care Distributors–0.34%
Cardinal Health, Inc.	872	106,593
Cencora, Inc.	728	183,129
McKesson Corp.	590	370,815
		660,537
Health Care Equipment–1.58%
Abbott Laboratories	5,074	602,639
Baxter International, Inc.	1,362	45,913
Becton, Dickinson and Co.	1,132	251,191
Boston Scientific Corp.(b)	5,124	464,542
DexCom, Inc.(b)	811	63,250
Edwards Lifesciences Corp.(b)	1,058	75,488
GE HealthCare Technologies, Inc.	1,508	125,496
IDEXX Laboratories, Inc.(b)	161	67,902
Intuitive Surgical, Inc.(b)	777	421,134
Medtronic PLC	5,455	472,075
ResMed, Inc.	140	34,863
STERIS PLC	95	20,811
Stryker Corp.	914	358,425
Zimmer Biomet Holdings, Inc.(c)	674	75,555
		3,079,284
Health Care Facilities–0.17%
HCA Healthcare, Inc.	998	326,566
Health Care REITs–0.15%
Alexandria Real Estate Equities, Inc.	792	87,302
Ventas, Inc.	939	60,162
Welltower, Inc.	1,112	153,656
		301,120
Health Care Services–0.65%
Cigna Group (The)	1,579	533,386
CVS Health Corp.	10,832	648,295
Labcorp Holdings, Inc.	327	78,860
		1,260,541
Health Care Supplies–0.01%
Align Technology, Inc.(b)	68	15,828
Shares		Value
Health Care Technology–0.02%
Veeva Systems, Inc., Class A(b)	142	$32,355
Heavy Electrical Equipment–0.09%
GE Vernova, Inc.(b)	543	181,427
Home Improvement Retail–0.93%
Home Depot, Inc. (The)	2,946	1,264,217
Lowe’s Cos., Inc.	2,021	550,581
		1,814,798
Homebuilding–0.23%
D.R. Horton, Inc.	1,246	210,300
Lennar Corp., Class A	1,411	246,064
		456,364
Hotels, Resorts & Cruise Lines–0.62%
Airbnb, Inc., Class A(b)	1,500	204,165
Booking Holdings, Inc.	115	598,228
Hilton Worldwide Holdings, Inc.	742	188,052
Marriott International, Inc., Class A	399	115,347
Royal Caribbean Cruises Ltd.	447	109,095
		1,214,887
Household Products–0.92%
Church & Dwight Co., Inc.(c)	557	61,343
Colgate-Palmolive Co.	4,854	469,042
Kimberly-Clark Corp.	918	127,923
Procter & Gamble Co. (The)	6,342	1,136,867
		1,795,175
Human Resource & Employment Services–0.32%
Automatic Data Processing, Inc.	1,765	541,731
Paychex, Inc.(c)	629	92,004
		633,735
Industrial Conglomerates–0.29%
3M Co.	1,558	208,040
Honeywell International, Inc.	1,505	350,559
		558,599
Industrial Gases–0.50%
Air Products and Chemicals, Inc.	212	70,878
Linde PLC	1,955	901,235
		972,113
Industrial Machinery & Supplies & Components–0.51%
Dover Corp.	532	109,539
Fortive Corp.	1,169	92,737
Illinois Tool Works, Inc.(c)	834	231,452
Ingersoll Rand, Inc.	826	86,044
Otis Worldwide Corp.	1,392	143,348
Parker-Hannifin Corp.	401	281,863
Xylem, Inc.	458	58,051
		1,003,034
Industrial REITs–0.14%
Prologis, Inc.	2,273	265,441
Insurance Brokers–0.51%
Aon PLC, Class A	685	268,205
Arthur J. Gallagher & Co.	514	160,491
Marsh & McLennan Cos., Inc.	1,856	432,875
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Insurance Brokers–(continued)
Willis Towers Watson PLC	433	$139,426
		1,000,997
Integrated Oil & Gas–0.65%
Chevron Corp.	3,903	632,013
Exxon Mobil Corp.	4,282	505,104
Occidental Petroleum Corp.	2,462	124,528
		1,261,645
Integrated Telecommunication Services–2.05%
AT&T, Inc.	88,646	2,053,041
Verizon Communications, Inc.	44,093	1,955,084
		4,008,125
Interactive Home Entertainment–0.16%
Electronic Arts, Inc.	1,779	291,169
Roblox Corp., Class A(b)(c)	478	23,962
		315,131
Interactive Media & Services–5.36%
Alphabet, Inc., Class A	29,886	5,049,240
Meta Platforms, Inc., Class A	9,447	5,425,601
		10,474,841
Internet Services & Infrastructure–0.03%
Snowflake, Inc., Class A(b)	296	51,741
Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The)	2,964	245,300
Goldman Sachs Group, Inc. (The)	1,237	752,801
Morgan Stanley	2,739	360,480
		1,358,581
IT Consulting & Other Services–1.35%
Accenture PLC, Class A (Ireland)	1,983	718,580
Cognizant Technology Solutions Corp., Class A	3,176	255,636
Gartner, Inc.(b)	135	69,921
International Business Machines Corp.	6,969	1,584,820
		2,628,957
Life & Health Insurance–0.38%
Aflac, Inc.	1,792	204,288
MetLife, Inc.	3,657	322,657
Principal Financial Group, Inc.	516	44,938
Prudential Financial, Inc.	1,334	172,633
		744,516
Life Sciences Tools & Services–0.44%
Agilent Technologies, Inc.(c)	540	74,504
Danaher Corp.	997	238,971
Illumina, Inc.(b)(c)	154	22,199
IQVIA Holdings, Inc.(b)	362	72,704
Mettler-Toledo International, Inc.(b)	56	70,067
Thermo Fisher Scientific, Inc.	649	343,730
Waters Corp.(b)(c)	57	21,929
West Pharmaceutical Services, Inc.	69	22,472
		866,576
Managed Health Care–0.92%
Centene Corp.(b)	2,738	164,280
Shares		Value
Managed Health Care–(continued)
Elevance Health, Inc.	917	$373,183
Humana, Inc.	116	34,380
UnitedHealth Group, Inc.	2,021	1,233,214
		1,805,057
Metal, Glass & Plastic Containers–0.01%
Ball Corp.	297	18,461
Movies & Entertainment–0.83%
Liberty Media Corp.-Liberty Formula One(b)(c)	704	62,205
Netflix, Inc.(b)	920	815,865
Walt Disney Co. (The)	5,306	623,296
Warner Bros. Discovery, Inc.(b)	10,953	114,788
		1,616,154
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc.	364	85,667
Equity Residential	1,483	113,687
		199,354
Multi-line Insurance–0.14%
American International Group, Inc.	3,539	272,078
Multi-Sector Holdings–1.68%
Berkshire Hathaway, Inc., Class B(b)	6,802	3,285,502
Multi-Utilities–0.64%
Ameren Corp.	1,177	111,097
CMS Energy Corp.	1,342	93,551
Consolidated Edison, Inc.	1,522	153,098
Dominion Energy, Inc.	1,687	99,111
DTE Energy Co.	765	96,222
Public Service Enterprise Group, Inc.	3,003	283,183
Sempra	2,292	214,691
WEC Energy Group, Inc.(c)	2,020	204,121
		1,255,074
Oil & Gas Equipment & Services–0.09%
Baker Hughes Co., Class A	957	42,060
Halliburton Co.	2,256	71,876
Schlumberger N.V.	1,370	60,198
		174,134
Oil & Gas Exploration & Production–0.45%
ConocoPhillips	2,778	300,968
Coterra Energy, Inc.	703	18,784
Devon Energy Corp.	2,456	93,205
Diamondback Energy, Inc.	837	148,643
EOG Resources, Inc.	1,737	231,473
Hess Corp.	539	79,330
		872,403
Oil & Gas Refining & Marketing–0.34%
Marathon Petroleum Corp.	2,183	340,875
Phillips 66	894	119,778
Valero Energy Corp.	1,448	201,388
		662,041
Oil & Gas Storage & Transportation–0.39%
Cheniere Energy, Inc.	994	222,666
Kinder Morgan, Inc.	8,807	248,974
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.	1,025	$116,440
Williams Cos., Inc. (The)	3,063	179,247
		767,327
Other Specialized REITs–0.12%
VICI Properties, Inc.	6,901	225,042
Other Specialty Retail–0.03%
Ulta Beauty, Inc.(b)	175	67,662
Packaged Foods & Meats–0.52%
General Mills, Inc.(c)	3,173	210,243
Hershey Co. (The)(c)	611	107,615
Hormel Foods Corp.	1,422	46,116
Kellanova	983	79,908
Kraft Heinz Co. (The)	7,721	246,840
McCormick & Co., Inc.	242	18,975
Mondelez International, Inc., Class A	3,969	257,787
Tyson Foods, Inc., Class A	642	41,409
		1,008,893
Passenger Airlines–0.02%
Delta Air Lines, Inc.(c)	702	44,802
Passenger Ground Transportation–0.19%
Uber Technologies, Inc.(b)	5,085	365,917
Personal Care Products–0.06%
Estee Lauder Cos., Inc. (The), Class A	436	31,444
Kenvue, Inc.(c)	3,845	92,588
		124,032
Pharmaceuticals–3.52%
Bristol-Myers Squibb Co.	10,632	629,627
Eli Lilly and Co.	2,419	1,923,951
Johnson & Johnson	15,996	2,479,540
Merck & Co., Inc.	15,339	1,559,056
Pfizer, Inc.	8,280	217,019
Zoetis, Inc.	439	76,935
		6,886,128
Property & Casualty Insurance–1.38%
Allstate Corp. (The)	1,339	277,695
Arch Capital Group Ltd.(b)	2,205	222,088
Chubb Ltd.	2,181	629,720
Hartford Financial Services Group, Inc. (The)	2,000	246,620
Markel Group, Inc.(b)(c)	65	115,890
Progressive Corp. (The)	3,288	884,078
Travelers Cos., Inc. (The)	1,235	328,559
		2,704,650
Rail Transportation–0.43%
CSX Corp.	8,150	297,883
Norfolk Southern Corp.	579	159,717
Union Pacific Corp.	1,568	383,627
		841,227
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	869	121,651
CoStar Group, Inc.(b)(c)	388	31,560
		153,211
Shares		Value
Regional Banks–0.18%
M&T Bank Corp.	718	$157,953
Regions Financial Corp.	2,820	76,873
Truist Financial Corp.	2,478	118,151
		352,977
Research & Consulting Services–0.13%
Equifax, Inc.	200	52,312
Verisk Analytics, Inc.	681	200,357
		252,669
Restaurants–0.81%
Chipotle Mexican Grill, Inc.(b)	3,946	242,758
DoorDash, Inc., Class A(b)	818	147,632
McDonald’s Corp.	2,587	765,778
Starbucks Corp.	2,808	287,708
Yum! Brands, Inc.	985	136,856
		1,580,732
Retail REITs–0.18%
Realty Income Corp.	3,446	199,489
Simon Property Group, Inc.	877	161,017
		360,506
Self-Storage REITs–0.15%
Extra Space Storage, Inc.	422	72,145
Public Storage	638	222,056
		294,201
Semiconductor Materials & Equipment–0.59%
Applied Materials, Inc.	3,453	603,274
KLA Corp.	402	260,106
Lam Research Corp.	3,800	280,744
		1,144,124
Semiconductors–5.82%
Advanced Micro Devices, Inc.(b)(c)	3,345	458,850
Analog Devices, Inc.	1,064	232,005
Broadcom, Inc.	10,198	1,652,892
GLOBALFOUNDRIES, Inc.(b)(c)	76	3,287
Intel Corp.	4,088	98,317
Marvell Technology, Inc.	1,215	112,618
Microchip Technology, Inc.	1,689	115,139
Micron Technology, Inc.	3,521	344,882
Monolithic Power Systems, Inc.	77	43,708
NVIDIA Corp.	48,320	6,680,240
ON Semiconductor Corp.(b)	1,102	78,374
QUALCOMM, Inc.	5,186	822,137
Texas Instruments, Inc.	3,669	737,579
		11,380,028
Soft Drinks & Non-alcoholic Beverages–0.77%
Coca-Cola Co. (The)	10,818	693,217
Keurig Dr Pepper, Inc.	2,028	66,214
Monster Beverage Corp.(b)	1,085	59,816
PepsiCo, Inc.	4,170	681,587
		1,500,834
Specialty Chemicals–0.42%
DuPont de Nemours, Inc.	2,885	241,157
Ecolab, Inc.	693	172,398
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	483	$44,127
PPG Industries, Inc.	727	90,417
Sherwin-Williams Co. (The)	696	276,590
		824,689
Steel–0.18%
Nucor Corp.	2,300	355,787
Systems Software–4.80%
CrowdStrike Holdings, Inc., Class A(b)	1,269	439,036
Fortinet, Inc.(b)	1,283	121,949
Microsoft Corp.	18,734	7,933,100
Oracle Corp.	1,560	288,350
Palo Alto Networks, Inc.(b)(c)	560	217,179
ServiceNow, Inc.(b)	357	374,650
		9,374,264
Technology Distributors–0.06%
CDW Corp.	720	126,670
Technology Hardware, Storage & Peripherals–3.15%
Apple, Inc.	22,833	5,418,956
Dell Technologies, Inc., Class C	1,817	231,831
Hewlett Packard Enterprise Co.	10,391	220,497
HP, Inc.	2,971	105,263
NetApp, Inc.	878	107,678
Super Micro Computer, Inc.(b)(c)	2,410	78,662
		6,162,887
Telecom Tower REITs–0.17%
American Tower Corp.	828	173,052
Crown Castle, Inc.	845	89,781
SBA Communications Corp., Class A	336	76,020
		338,853
Timber REITs–0.04%
Weyerhaeuser Co.	2,304	74,327
Tobacco–0.42%
Altria Group, Inc.	8,558	494,139
Philip Morris International, Inc.	2,409	320,541
		814,680
Trading Companies & Distributors–0.36%
Fastenal Co.	2,432	203,218
United Rentals, Inc.	342	296,172
W.W. Grainger, Inc.	164	197,676
		697,066
Transaction & Payment Processing Services–3.62%
Block, Inc., Class A(b)(c)	1,035	91,649
Corpay, Inc.(b)	370	141,037
Fidelity National Information Services, Inc.	2,899	247,285
Fiserv, Inc.(b)	2,754	608,524
Global Payments, Inc.	1,047	124,551
Mastercard, Inc., Class A	4,544	2,421,679
PayPal Holdings, Inc.(b)	5,035	436,887
Visa, Inc., Class A	9,498	2,992,630
		7,064,242
Shares		Value
Water Utilities–0.03%
American Water Works Co., Inc.	386	$52,859
Wireless Telecommunication Services–0.54%
T-Mobile US, Inc.	4,312	1,064,805
Total Common Stocks & Other Equity Interests (Cost $102,981,684)		151,470,211
Principal Amount
Equity Linked Notes–4.79%
Diversified Banks–4.37%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF),
144.48%, 12/18/2024(d)	$614,000	587,170
137.14%, 12/19/2024(d)	524,000	512,952
HSBC Bank PLC (Invesco S&P 500 Equal Weight ETF) (United Kingdom),
118.12%, 12/02/2024	148,000	140,153
147.65%, 12/23/2024(d)	864,000	875,111
114.38%, 01/02/2025(d)	288,000	290,834
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF) (Japan),
147.90%, 12/11/2024(d)	892,000	910,637
118.20%, 12/31/2024(d)	288,000	290,693
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF) (Canada),
113.38%, 12/02/2024(d)	396,000	352,067
124.08%, 12/05/2024(d)	876,000	775,864
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF) (France),
113.50%, 12/09/2024(d)	952,000	960,524
115.75%, 12/26/2024(d)	796,000	811,719
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF) (Canada), 126.50%, 12/16/2024(d)	727,000	739,744
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), 124.62%, 12/27/2024(d)	1,275,000	1,291,872
		8,539,340
Investment Banking & Brokerage–0.42%
Nomura Holdings, Inc. (Invesco S&P 500 Equal Weight ETF) (Japan), 140.50%, 12/12/2024(d)	799,000	816,114
Total Equity Linked Notes (Cost $9,439,000)		9,355,454
Shares
Money Market Funds–18.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(e)(f)	12,908,093	12,908,093
Invesco Treasury Portfolio, Institutional Class, 4.53%(e)(f)	23,799,010	23,799,010
Total Money Market Funds (Cost $36,707,103)		36,707,103
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.09% (Cost $149,127,787)		197,532,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.46%
Invesco Private Government Fund, 4.63%(e)(f)(g)	1,347,417	1,347,417
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.71%(e)(f)(g)	3,461,293	$3,462,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,809,749)		4,809,749
TOTAL INVESTMENTS IN SECURITIES–103.55% (Cost $153,937,536)		202,342,517
OTHER ASSETS LESS LIABILITIES—(3.55)%		(6,944,764)
NET ASSETS–100.00%		$195,397,753
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $9,215,301, which represented 4.72% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,402,682	$4,818,063	$(6,312,652)	$-	$-	$12,908,093	$157,827
Invesco Treasury Portfolio, Institutional Class	26,574,675	8,947,832	(11,723,497)	-	-	23,799,010	287,920
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	557,137	6,040,849	(5,250,569)	-	-	1,347,417	7,957*
Invesco Private Prime Fund	1,451,384	12,557,502	(10,546,514)	(69)	29	3,462,332	21,054*
Total	$42,985,878	$32,364,246	$(33,833,232)	$(69)	$29	$41,516,852	$474,758

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$151,470,211	$—	$—	$151,470,211
Equity Linked Notes	—	9,355,454	—	9,355,454
Money Market Funds	36,707,103	4,809,749	—	41,516,852
Total Investments	$188,177,314	$14,165,203	$—	$202,342,517
Invesco Income Advantage U.S. Fund